Matthews India FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.3%
	Shares	Value
Financials: 40.1%
Banks: 25.2%
HDFC Bank, Ltd.	2,947,010	$62,819,096
ICICI Bank, Ltd.	3,331,026	52,357,138
Kotak Mahindra Bank, Ltd.	791,868	20,046,689
Axis Bank, Ltd.	1,505,752	19,314,980
Federal Bank, Ltd.	7,220,937	16,211,997
State Bank of India	1,114,929	10,024,001
HDFC Bank, Ltd. ADR	67,044	4,454,404
IndusInd Bank, Ltd.	406,257	3,074,104
		188,302,409
Consumer Finance: 11.4%
Shriram Finance, Ltd.	4,669,070	35,656,915
Bajaj Finance, Ltd.	338,702	35,288,943
Cholamandalam Investment and Finance Co., Ltd.	779,510	13,802,170
		84,748,028
Insurance: 3.5%
Max Financial Services, Ltd.[b]	999,369	13,367,800
ICICI Lombard General Insurance Co., Ltd.[c,d]	372,328	7,794,070
PB Fintech, Ltd.[b]	282,458	5,216,135
		26,378,005
Total Financials		299,428,442

Consumer Discretionary: 15.0%
Hotels, Restaurants & Leisure: 6.4%
Zomato, Ltd.[b]	10,802,845	25,376,862
Swiggy, Ltd.[b]	4,649,686	17,962,810
Le Travenues Technology, Ltd.[b,d]	2,687,543	4,422,725
		47,762,397
Automobiles: 6.3%
Mahindra & Mahindra, Ltd.	687,842	21,350,080
TVS Motor Co., Ltd.	368,618	10,391,318
Maruti Suzuki India, Ltd.	64,724	8,694,782
Tata Motors, Ltd.	452,272	3,546,113
Hyundai Motor India, Ltd.[b]	149,759	2,992,026
		46,974,319
Household Durables: 1.0%
Crompton Greaves Consumer Electricals, Ltd.	1,883,622	7,780,651
Textiles, Apparel & Luxury Goods: 0.8%
Titan Co., Ltd.	168,172	6,001,648
Specialty Retail: 0.5%
Cartrade Tech, Ltd.[b]	200,944	3,852,063
Total Consumer Discretionary		112,371,078

Information Technology: 11.4%
IT Services: 10.5%
Infosys, Ltd.	2,089,574	38,288,434
Tata Consultancy Services, Ltd.	529,517	22,274,966
HCL Technologies, Ltd.	472,499	8,753,194
Persistent Systems, Ltd.	84,235	5,405,825
Tech Mahindra, Ltd.	202,541	3,340,792
		78,063,211

	Shares	Value
Electronic Equipment, Instruments & Components: 0.5%
Avalon Technologies, Ltd.[b,c,d]	444,828	$3,907,507
Software: 0.4%
Zaggle Prepaid Ocean Services, Ltd.[b]	684,153	2,872,405
Total Information Technology		84,843,123

Health Care: 9.4%
Pharmaceuticals: 7.1%
Neuland Laboratories, Ltd.	164,437	23,098,613
Sun Pharmaceutical Industries, Ltd.	402,208	8,150,640
Dr. Reddy’s Laboratories, Ltd.	537,439	7,181,017
Lupin, Ltd.	299,570	7,093,236
Zydus Lifesciences, Ltd.	681,727	7,051,352
		52,574,858
Health Care Equipment & Supplies: 0.9%
Poly Medicure, Ltd.	261,950	6,867,290
Health Care Providers & Services: 0.8%
Metropolis Healthcare, Ltd.[b,c,d]	302,053	5,508,421
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	121,880	604,058
		6,112,479
Life Sciences Tools & Services: 0.6%
Divi’s Laboratories, Ltd.	66,178	4,459,330
Total Health Care		70,013,957

Consumer Staples: 7.8%
Food Products: 3.0%
Marico, Ltd.	2,243,664	17,067,982
Tata Consumer Products, Ltd.	464,324	5,419,598
		22,487,580
Personal Care Products: 2.9%
Godrej Consumer Products, Ltd.	759,174	10,266,891
Colgate-Palmolive India, Ltd.	254,791	7,113,254
Honasa Consumer, Ltd.[b]	1,481,994	4,004,443
		21,384,588
Beverages: 1.0%
Varun Beverages, Ltd.	1,148,110	7,224,312
Tobacco: 0.9%
ITC, Ltd.	1,496,277	7,149,515
Total Consumer Staples		58,245,995

Industrials: 3.9%
Electrical Equipment: 1.2%
ABB India, Ltd.	58,279	3,761,255
TD Power Systems, Ltd.	609,244	2,904,332
Elecon Engineering Co., Ltd.	423,138	2,214,353
		8,879,940
Machinery: 0.8%
Cummins India, Ltd.	171,605	6,091,320
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Matthews India FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Professional Services: 0.8%
Latent View Analytics, Ltd.[b]	1,332,886	$5,706,494
Construction & Engineering: 0.6%
Praj Industries, Ltd.	432,138	2,786,814
Voltas, Ltd.	93,177	1,585,200
		4,372,014
Transportation Infrastructure: 0.5%
Gujarat Pipavav Port, Ltd.	2,612,673	4,197,831
Total Industrials		29,247,599

Energy: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
Reliance Industries, Ltd.	1,918,643	28,525,101
Total Energy		28,525,101

Communication Services: 3.8%
Wireless Telecommunication Services: 3.8%
Bharti Airtel, Ltd.	1,386,513	28,030,143
Total Communication Services		28,030,143

Materials: 2.1%
Construction Materials: 2.1%
UltraTech Cement, Ltd.	118,437	15,886,093
Total Materials		15,886,093

Total Investments: 97.3%		726,591,531
(Cost $631,337,010)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%		20,178,533
Net Assets: 100.0%		$746,770,064

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $17,209,998, which is 2.30% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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